Loss Before Income Tax - Schedule of Employee Benefits Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit Loss [Abstract]
Short-term benefits	$ 5,628,025	$ 8,002,069	$ 7,062,311
Post-employment benefits	325,059	424,157	329,455
Share-based payments
Equity-settled	42,511	451,060	769,595
Cash-settled	1,272	838,677	357,000
Total employee benefits expense	5,996,867	9,715,963	8,518,361
Employee benefits expense by function
General and administrative expenses	4,210,477	6,294,470	4,664,285
Research and development expenses	1,786,390	3,421,493	3,854,076
Total employee benefits expense	$ 5,996,867	$ 9,715,963	$ 8,518,361